FAIR VALUE MEASUREMENT (Details) ¥ in Millions, $ in Millions	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CNY (¥)
Fair value measurement
Equity securities		¥ 8,995		¥ 12,435
Available-for-sale debt securities		2,717		6,117
Measured on recurring basis
Fair value measurement
Financial products	$ 4,827	33,185	$ 4,133	26,892
Time deposits (With the maturity of more than three months)	866	5,958	23	149
Equity securities	1,308	8,995	1,911	12,435
Available-for-sale debt securities	395	2,717	940	6,117
Total	$ 7,396	50,855	$ 7,007	45,593
Measured on recurring basis | Quoted prices in active market for identical assets (Level 1)
Fair value measurement
Equity securities		8,995		12,435
Total		8,995		12,435
Measured on recurring basis | Significant other observable inputs (Level 2)
Fair value measurement
Financial products		33,185		26,892
Time deposits (With the maturity of more than three months)		5,958		149
Available-for-sale debt securities				409
Total		39,143		27,450
Measured on recurring basis | Unobservable inputs (Level 3)
Fair value measurement
Available-for-sale debt securities		2,717		5,708
Total		¥ 2,717		¥ 5,708